GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill [Line Items]
Goodwill				45,645,832
Goodwill impairment			45,645,832